Document And Entity Information	May 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2026
Entity Registrant Name	MYOMO, INC.
Entity Central Index Key	0001369290
Entity Emerging Growth Company	false
Entity File Number	001-38109
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0944526
Entity Address, Address Line One	45 Blue Sky Dr.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	617
Local Phone Number	996-9058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MYO
Security Exchange Name	NYSEAMER